Annual Operating Expenses {- Franklin Conservative Allocation Fund} - Franklin Fund Allocator Series FAS-25 - Franklin Conservative Allocation Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Acquired fund fees and expenses	0.25%	[1]
Total annual Fund operating expenses	0.88%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.88%	[1],[2]
Class C
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.13%
Acquired fund fees and expenses	0.25%	[1]
Total annual Fund operating expenses	1.63%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.63%	[1],[2]
Class R
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.13%
Acquired fund fees and expenses	0.25%	[1]
Total annual Fund operating expenses	1.13%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.13%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Acquired fund fees and expenses	0.25%	[1]
Total annual Fund operating expenses	0.67%	[1]
Fee waiver and/or expense reimbursement	(0.12%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.55%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Acquired fund fees and expenses	0.25%	[1]
Total annual Fund operating expenses	0.63%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.63%	[1],[2]

[1]

1. Acquired fund fees and expenses were restated to reflect the Fund's current acquired fund fees and expenses based on its current investment philosophy. If such expenses were not restated, they would have been 0.38%. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that the transfer agency fees for that class do not exceed 0.03% until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.